Summary of Accounting Policies, and Description of Business (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Accounting Policies [Abstract]
Cash advances from related party			$ 11,674
Advances (net) from related parties	$ 17,531	$ 2,550	25,162	$ 13,695
Accounts payable, related parties	$ 31,203		$ 13,672	$ 76,512	$ 88,002
Cash and cash equivalents in excess of insured amounts